UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 21128
Legg Mason Partners Variable Portfolios IV
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE
PORTFOLIOS IV
Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap
Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap
Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All
Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All
Cap Growth and Value
FORM N-Q
SEPTEMBER 30, 2006

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value
Schedules of Investments (unaudited)
September 30, 2006

Shares	Security	Value

COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 16.1%
Internet & Catalog Retail — 1.9%
74,000	Amazon.com Inc. *	$2,376,880
66,945	Expedia Inc. *	1,049,698
58,945	IAC/InterActiveCorp. *	1,695,258

	Total Internet & Catalog Retail	5,121,836

Media — 11.1%
91,340	Cablevision Systems Corp., New York Group, Class A Shares	2,074,331
104,460	Comcast Corp., Special Class A Shares *	3,845,173
32,377	Discovery Holding Co., Class A Shares *	468,171
229,000	Interpublic Group of Cos. Inc. *	2,267,100
22,193	Liberty Global Inc., Series A Shares *	571,248
6,390	Liberty Global Inc., Series C Shares *	160,133
13,188	Liberty Media Holding Corp., Capital Group, Series A Shares *	1,102,121
130,944	Liberty Media Holding Corp., Interactive Group, Series A Shares *	2,668,639
155,590	News Corp., Class B Shares	3,211,378
191,370	Pearson PLC, ADR	2,725,109
336,535	Time Warner Inc.	6,135,033
159,230	Walt Disney Co.	4,921,799

	Total Media	30,150,235

Specialty Retail — 3.1%
44,500	Bed Bath & Beyond Inc. *	1,702,570
76,160	Charming Shoppes Inc. *	1,087,565
159,234	Home Depot Inc.	5,775,417

	Total Specialty Retail	8,565,552

	TOTAL CONSUMER DISCRETIONARY	43,837,623

CONSUMER STAPLES — 8.2%
Beverages — 2.4%
71,963	Coca-Cola Co.	3,215,307
11,000	Molson Coors Brewing Co., Class B Shares	757,900
38,013	PepsiCo Inc.	2,480,728

	Total Beverages	6,453,935

Food & Staples Retailing — 1.6%
60,700	Safeway Inc.	1,842,245
54,000	Wal-Mart Stores Inc.	2,663,280

	Total Food & Staples Retailing	4,505,525

Food Products — 2.6%
52,000	Kraft Foods Inc., Class A Shares	1,854,320
112,260	Unilever PLC, ADR	2,785,171
52,675	Wm. Wrigley Jr. Co.	2,426,210

	Total Food Products	7,065,701

Household Products — 1.6%
18,000	Kimberly-Clark Corp.	1,176,480
53,341	Procter & Gamble Co.	3,306,075

	Total Household Products	4,482,555

	TOTAL CONSUMER STAPLES	22,507,716

ENERGY — 7.0%
Energy Equipment & Services — 2.3%
19,000	Baker Hughes Inc.	1,295,800
31,640	GlobalSantaFe Corp.	1,581,684
25,546	Grant Prideco Inc. *	971,514
60,350	Weatherford International Ltd. *	2,517,802

	Total Energy Equipment & Services	6,366,800

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

ENERGY — 7.0% (continued)
Oil, Gas & Consumable Fuels — 4.7%
91,520	Anadarko Petroleum Corp.	$4,011,322
8,800	Chevron Corp.	570,768
74,280	Exxon Mobil Corp.	4,984,188
28,620	Murphy Oil Corp.	1,360,881
72,300	Williams Cos. Inc.	1,725,801

	Total Oil, Gas & Consumable Fuels	12,652,960

	TOTAL ENERGY	19,019,760

FINANCIALS — 13.8%
Capital Markets — 4.7%
8,000	Franklin Resources Inc.	846,000
50,004	Lehman Brothers Holdings Inc.	3,693,295
79,804	Merrill Lynch & Co. Inc.	6,242,269
34,530	State Street Corp.	2,154,672

	Total Capital Markets	12,936,236

Consumer Finance — 1.2%
56,145	American Express Co.	3,148,612

Diversified Financial Services — 2.2%
51,829	Bank of America Corp.	2,776,479
66,832	JPMorgan Chase & Co.	3,138,431

	Total Diversified Financial Services	5,914,910

Insurance — 3.6%
75,985	American International Group Inc.	5,034,766
681	Berkshire Hathaway Inc., Class B Shares *	2,161,494
50,770	Chubb Corp.	2,638,009

	Total Insurance	9,834,269

Thrifts & Mortgage Finance — 2.1%
44,145	MGIC Investment Corp.	2,647,376
70,000	PMI Group Inc.	3,066,700

	Total Thrifts & Mortgage Finance	5,714,076

	TOTAL FINANCIALS	37,548,103

HEALTH CARE — 17.8%
Biotechnology — 6.9%
2,746	Alkermes Inc. *	43,524
58,945	Amgen Inc. *	4,216,336
121,655	Biogen Idec Inc. *	5,435,545
31,752	Genentech Inc. *	2,625,890
42,050	Genzyme Corp. *	2,837,114
65,000	ImClone Systems Inc. *	1,840,800
173,120	Millennium Pharmaceuticals Inc. *	1,722,544

	Total Biotechnology	18,721,753

Health Care Providers & Services — 1.4%
76,260	UnitedHealth Group Inc.	3,751,992

Pharmaceuticals — 9.5%
57,290	Abbott Laboratories	2,782,002
26,000	Eli Lilly & Co.	1,482,000
60,080	Forest Laboratories Inc. *	3,040,649
38,130	GlaxoSmithKline PLC, ADR	2,029,660
95,624	Johnson & Johnson	6,209,823
25,000	Novartis AG, ADR	1,461,000
216,516	Pfizer Inc.	6,140,394
56,610	Wyeth	2,878,052

	Total Pharmaceuticals	26,023,580

	TOTAL HEALTH CARE	48,497,325

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

INDUSTRIALS — 8.6%
Aerospace & Defense — 3.3%
17,000	Boeing Co.	$1,340,450
69,960	Honeywell International Inc.	2,861,364
29,186	L-3 Communications Holdings Inc.	2,286,139
54,590	Raytheon Co.	2,620,866

	Total Aerospace & Defense	9,108,819

Electrical Equipment — 1.2%
38,785	Emerson Electric Co.	3,252,510

Industrial Conglomerates — 2.7%
95,200	General Electric Co.	3,360,560
143,621	Tyco International Ltd.	4,019,952

	Total Industrial Conglomerates	7,380,512

Machinery — 1.4%
30,882	Caterpillar Inc.	2,032,036
54,200	Pall Corp.	1,669,902

	Total Machinery	3,701,938

	TOTAL INDUSTRIALS	23,443,779

INFORMATION TECHNOLOGY — 19.4%
Communications Equipment — 3.8%
280,975	Cisco Systems Inc. *	6,462,425
87,220	Motorola Inc.	2,180,500
92,210	Nokia Oyj, ADR	1,815,615

	Total Communications Equipment	10,458,540

Computers & Peripherals — 2.9%
100,780	Dell Inc. *	2,301,815
19,435	International Business Machines Corp.	1,592,504
14,000	Lexmark International Inc., Class A Shares *	807,240
28,300	SanDisk Corp. *	1,515,182
75,061	Seagate Technology *	1,733,159

	Total Computers & Peripherals	7,949,900

Electronic Equipment & Instruments — 0.6%
50,790	Agilent Technologies Inc. *	1,660,325

Internet Software & Services — 1.6%
29,000	eBay Inc. *	822,440
30,000	VeriSign Inc. *	606,000
119,500	Yahoo! Inc. *	3,020,960

	Total Internet Software & Services	4,449,400

Semiconductors & Semiconductor Equipment — 6.3%
80,000	Applied Materials Inc.	1,418,400
40,000	Broadcom Corp., Class A Shares *	1,213,600
829	Cabot Microelectronics Corp. *	23,892
46,136	Cree Inc. *	927,795
175,990	Intel Corp.	3,620,114
123,662	Micron Technology Inc. *	2,151,719
42,900	Novellus Systems Inc. *	1,186,614
243,113	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,333,885
127,710	Texas Instruments Inc.	4,246,357

	Total Semiconductors & Semiconductor Equipment	17,122,376

Software — 4.2%
42,900	Advent Software Inc. *	1,553,409
45,820	Autodesk Inc. *	1,593,619
41,000	Electronic Arts Inc. *	2,282,880

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Software — 4.2% (continued)
220,730	Microsoft Corp.	$6,032,551

	Total Software	11,462,459

	TOTAL INFORMATION TECHNOLOGY	53,103,000

MATERIALS — 3.1%
Chemicals — 1.2%
29,600	Dow Chemical Co.	1,153,808
49,000	E.I. du Pont de Nemours & Co.	2,099,160

	Total Chemicals	3,252,968

Metals & Mining — 0.9%
88,945	Alcoa Inc.	2,494,018

Paper & Forest Products — 1.0%
42,975	Weyerhaeuser Co.	2,644,252

	TOTAL MATERIALS	8,391,238

TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.9%
64,440	Verizon Communications Inc.	2,392,657

Wireless Telecommunication Services — 0.8%
104,377	Vodafone Group PLC, ADR	2,386,058

	TOTAL TELECOMMUNICATION SERVICES	4,778,715

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $223,818,017)	261,127,259

Face
Amount

SHORT-TERM INVESTMENT — 4.4%
Repurchase Agreement — 4.4%
$12,089,000	State Street Bank & Trust Co. dated 9/29/06, 4.600% due 10/2/06;
	Proceeds at maturity - $12,093,634; (Fully collateralized by
	U.S. Treasury Bonds, 7.625% to 8.000% due 11/15/21 to 2/15/25;
	Market value - $12,336,281)
	(Cost — $12,089,000)	12,089,000

	TOTAL INVESTMENTS — 100.1% (Cost — $235,907,017#)	273,216,259
	Liabilities in Excess of Other Assets — (0.1)%	(301,620)

	TOTAL NET ASSETS — 100.0%	$272,914,639

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 16.8%
Hotels, Restaurants & Leisure — 1.1%
9,720	McDonald's Corp.	$380,246

Household Durables — 0.8%
9,990	Newell Rubbermaid Inc.	282,917

Internet & Catalog Retail — 3.0%
14,500	Amazon.com Inc. *	465,740
15,000	Expedia Inc. *	235,200
12,450	IAC/InterActiveCorp. *	358,062

	Total Internet & Catalog Retail	1,059,002

Media — 7.7%
5,000	EchoStar Communications Corp., Class A Shares *	163,700
2,239	Liberty Media Holding Corp., Capital Group, Series A Shares *	187,113
11,197	Liberty Media Holding Corp., Interactive Group, Series A Shares *	228,195
22,600	News Corp., Class B Shares	466,464
61,050	Time Warner Inc.	1,112,942
17,340	Walt Disney Co.	535,979

	Total Media	2,694,393

Multiline Retail — 0.5%
3,215	Target Corp.	177,629

Specialty Retail — 3.7%
9,000	Bed Bath & Beyond Inc. *	344,340
26,775	Home Depot Inc.	971,129

	Total Specialty Retail	1,315,469

	TOTAL CONSUMER DISCRETIONARY	5,909,656

CONSUMER STAPLES — 10.8%
Beverages — 3.4%
15,320	Coca-Cola Co.	684,497
7,960	PepsiCo Inc.	519,470

	Total Beverages	1,203,967

Food & Staples Retailing — 1.7%
10,990	Kroger Co.	254,309
7,000	Wal-Mart Stores Inc.	345,240

	Total Food & Staples Retailing	599,549

Food Products — 1.4%
10,862	Wm. Wrigley Jr. Co.	500,304

Household Products — 2.8%
3,965	Kimberly-Clark Corp.	259,152
11,396	Procter & Gamble Co.	706,324

	Total Household Products	965,476

Tobacco — 1.5%
7,100	Altria Group Inc.	543,505

	TOTAL CONSUMER STAPLES	3,812,801

ENERGY — 5.3%
Energy Equipment & Services — 1.1%
8,620	Halliburton Co.	245,239
2,500	Noble Corp.	160,450

	Total Energy Equipment & Services	405,689

Oil, Gas & Consumable Fuels — 4.2%
3,380	ConocoPhillips	201,211
7,285	Exxon Mobil Corp.	488,823
2,140	Royal Dutch Shell PLC, ADR, Class A Shares	141,454
2,650	Suncor Energy Inc.	190,933

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Oil, Gas & Consumable Fuels — 4.2% (continued)
6,890	Total SA, ADR	$454,327

	Total Oil, Gas & Consumable Fuels	1,476,748

	TOTAL ENERGY	1,882,437

FINANCIALS — 19.0%
Capital Markets — 4.9%
4,500	Bank of New York Co. Inc.	158,670
1,790	Goldman Sachs Group Inc.	302,814
16,135	Merrill Lynch & Co. Inc.	1,262,080

	Total Capital Markets	1,723,564

Commercial Banks — 2.2%
7,050	Wachovia Corp.	393,390
10,000	Wells Fargo & Co.	361,800

	Total Commercial Banks	755,190

Consumer Finance — 2.4%
6,655	American Express Co.	373,212
5,730	Capital One Financial Corp.	450,722

	Total Consumer Finance	823,934

Diversified Financial Services — 2.0%
6,602	Bank of America Corp.	353,669
7,715	JPMorgan Chase & Co.	362,297

	Total Diversified Financial Services	715,966

Insurance — 6.6%
4,500	AFLAC Inc.	205,920
16,160	American International Group Inc.	1,070,762
118	Berkshire Hathaway Inc., Class B Shares *	374,532
5,000	Chubb Corp.	259,800
8,500	Marsh & McLennan Cos. Inc.	239,275
3,560	St. Paul Travelers Cos. Inc.	166,928

	Total Insurance	2,317,217

Thrifts & Mortgage Finance — 0.9%
4,240	Golden West Financial Corp.	327,540

	TOTAL FINANCIALS	6,663,411

HEALTH CARE — 14.2%
Biotechnology — 5.4%
12,440	Amgen Inc. *	889,833
11,120	Biogen Idec Inc. *	496,842
6,100	Genentech Inc. *	504,470

	Total Biotechnology	1,891,145

Health Care Providers & Services — 2.0%
7,150	UnitedHealth Group Inc.	351,780
4,650	WellPoint Inc. *	358,283

	Total Health Care Providers & Services	710,063

Pharmaceuticals — 6.8%
4,500	Abbott Laboratories	218,520
14,300	Johnson & Johnson	928,642
4,650	Novartis AG, ADR	271,746
25,680	Pfizer Inc.	728,285
5,650	Sanofi-Aventis, ADR	251,255

	Total Pharmaceuticals	2,398,448

	TOTAL HEALTH CARE	4,999,656

INDUSTRIALS — 6.2%
Aerospace & Defense — 1.2%
3,090	Boeing Co.	243,646

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Aerospace & Defense — 1.2% (continued)
4,050	Raytheon Co.	$194,441

	Total Aerospace & Defense	438,087

Building Products — 0.5%
6,500	Masco Corp.	178,230

Commercial Services & Supplies — 0.9%
4,950	Avery Dennison Corp.	297,841

Industrial Conglomerates — 3.1%
20,210	General Electric Co.	713,413
4,200	Textron Inc.	367,500

	Total Industrial Conglomerates	1,080,913

Machinery — 0.5%
2,400	Parker Hannifin Corp.	186,552

	TOTAL INDUSTRIALS	2,181,623

INFORMATION TECHNOLOGY — 16.8%
Communications Equipment — 3.5%
31,705	Cisco Systems Inc. *	729,215
8,525	Comverse Technology Inc. *	182,776
16,055	Nokia Oyj, ADR	316,123

	Total Communications Equipment	1,228,114

Computers & Peripherals — 2.5%
20,280	Dell Inc. *	463,195
5,070	International Business Machines Corp.	415,436

	Total Computers & Peripherals	878,631

Internet Software & Services — 1.6%
22,200	Yahoo! Inc. *	561,216

Semiconductors & Semiconductor Equipment — 4.6%
34,895	Intel Corp.	717,790
26,670	Texas Instruments Inc.	886,778

	Total Semiconductors & Semiconductor Equipment	1,604,568

Software — 4.6%
10,950	Electronic Arts Inc. *	609,696
36,910	Microsoft Corp.	1,008,750

	Total Software	1,618,446

	TOTAL INFORMATION TECHNOLOGY	5,890,975

MATERIALS — 1.6%
Chemicals — 1.6%
4,150	Air Products & Chemicals Inc.	275,435
6,500	E.I. du Pont de Nemours & Co.	278,460

	TOTAL MATERIALS	553,895

TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 1.6%
11,061	AT&T Inc.	360,146
4,090	Embarq Corp.	197,834

	Total Diversified Telecommunication Services	557,980

Wireless Telecommunication Services — 2.5%
6,000	ALLTEL Corp.	333,000
31,315	Sprint Nextel Corp.	537,052

	Total Wireless Telecommunication Services	870,052

	TOTAL TELECOMMUNICATION SERVICES	1,428,032

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

UTILITIES — 1.3%
Multi-Utilities — 1.3%
8,800	Sempra Energy	$442,200

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $30,050,333)	33,764,686

Face
Amount

SHORT-TERM INVESTMENT — 4.0%
Repurchase Agreement — 4.0%
$1,410,000	State Street Bank & Trust Co. dated 9/29/06,
	4.600% due 10/2/06; Proceeds at maturity -
	$1,410,541; (Fully collateralized by U.S.
	Treasury Bonds, 7.125% to 8.000% due 11/15/21 to
	2/15/23; Market value - $1,440,546)
	(Cost — $1,410,000)	1,410,000

	TOTAL INVESTMENTS — 100.1% (Cost — $31,460,333#)	35,174,686
	Liabilities in Excess of Other Assets — (0.1)%	(28,760)

	TOTAL NET ASSETS — 100.0%	$35,145,926

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

COMMON STOCKS — 93.3%
CONSUMER DISCRETIONARY — 16.1%
Automobiles — 0.4%
11,050	Honda Motor Co., Ltd., ADR	$371,611

Hotels, Restaurants & Leisure — 0.6%
14,116	McDonald's Corp.	552,218

Household Durables — 0.9%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	371,806
15,670	Newell Rubbermaid Inc.	443,775

	Total Household Durables	815,581

Internet & Catalog Retail — 1.7%
25,500	Amazon.com Inc. *	819,060
15,125	Expedia Inc. *	237,160
18,165	IAC/InterActiveCorp. *	522,425

	Total Internet & Catalog Retail	1,578,645

Media — 9.6%
30,370	Cablevision Systems Corp., New York Group, Class A Shares *	689,703
35,025	Comcast Corp., Special Class A Shares *	1,289,270
8,599	Discovery Holding Co., Class A Shares *	124,341
7,950	EchoStar Communications Corp., Class A Shares *	260,283
18,240	Grupo Televisa SA, ADR	387,782
5,516	Liberty Global Inc., Series A Shares *	141,982
989	Liberty Global Inc., Series C Shares *	24,784
7,323	Liberty Media Holding Corp., Capital Group, Series A Shares *	611,983
58,620	Liberty Media Holding Corp., Interactive Group, Series A Shares *	1,194,676
61,180	News Corp., Class B Shares	1,262,755
92,735	Time Warner Inc.	1,690,559
26,615	Walt Disney Co.	822,670
6,290	WPP Group PLC, ADR	388,282

	Total Media	8,889,070

Multiline Retail — 0.3%
4,730	Target Corp.	261,333

Specialty Retail — 2.6%
13,810	Bed Bath & Beyond Inc. *	528,371
27,460	Charming Shoppes Inc. *	392,129
40,165	Home Depot Inc.	1,456,784

	Total Specialty Retail	2,377,284

	TOTAL CONSUMER DISCRETIONARY	14,845,742

CONSUMER STAPLES — 8.8%
Beverages — 2.4%
24,030	Coca-Cola Co.	1,073,660
5,050	Diageo PLC, ADR	358,752
12,145	PepsiCo Inc.	792,583

	Total Beverages	2,224,995

Food & Staples Retailing — 1.9%
16,750	Kroger Co.	387,595
19,750	Tesco PLC, ADR	405,862
11,300	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	384,200
12,000	Wal-Mart Stores Inc.	591,840

	Total Food & Staples Retailing	1,769,497

Food Products — 1.9%
12,470	Groupe Danone, ADR	369,362
6,200	Nestle SA, ADR	542,965
17,487	Wm. Wrigley Jr. Co.	805,451

	Total Food Products	1,717,778

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

CONSUMER STAPLES — 8.8% (continued)
Household Products — 1.7%
6,725	Kimberly-Clark Corp.	$439,546
17,723	Procter & Gamble Co.	1,098,472

	Total Household Products	1,538,018

Tobacco — 0.9%
11,300	Altria Group Inc.	865,015

	TOTAL CONSUMER STAPLES	8,115,303

ENERGY — 6.0%
Energy Equipment & Services — 1.9%
9,515	Grant Prideco Inc. *	361,856
11,600	Halliburton Co.	330,020
3,500	Noble Corp.	224,630
18,370	Weatherford International Ltd. *	766,396

	Total Energy Equipment & Services	1,682,902

Oil, Gas & Consumable Fuels — 4.1%
19,700	Anadarko Petroleum Corp.	863,451
8,270	BP PLC, ADR	542,347
5,885	ConocoPhillips	350,334
7,750	Exxon Mobil Corp.	520,025
4,450	Royal Dutch Shell PLC, ADR, Class A Shares	294,145
3,400	Suncor Energy Inc.	244,970
14,990	Total SA, ADR	988,440

	Total Oil, Gas & Consumable Fuels	3,803,712

	TOTAL ENERGY	5,486,614

FINANCIALS — 16.2%
Capital Markets — 5.1%
7,500	Bank of New York Co. Inc.	264,450
2,580	Goldman Sachs Group Inc.	436,458
16,570	Lehman Brothers Holdings Inc.	1,223,860
24,440	Merrill Lynch & Co. Inc.	1,911,697
19,510	Nomura Holdings Inc., ADR	342,986
8,080	UBS AG	479,225

	Total Capital Markets	4,658,676

Commercial Banks — 3.2%
4,780	Bank of Ireland, ADR	376,568
600	Comerica Inc.	34,152
4,070	HSBC Holdings PLC, ADR	372,527
40,710	Mitsubishi UFJ Financial Group Inc., ADR	521,495
22,500	National Bank of Greece SA, ADR	195,975
18,380	United Overseas Bank Ltd., ADR	379,547
9,115	Wachovia Corp.	508,617
16,000	Wells Fargo & Co.	578,880

	Total Commercial Banks	2,967,761

Consumer Finance — 2.0%
9,740	American Express Co.	546,219
8,900	Capital One Financial Corp.	700,074
4,610	ORIX Corp., ADR	636,641

	Total Consumer Finance	1,882,934

Diversified Financial Services — 1.7%
10,662	Bank of America Corp.	571,163
8,510	ING Groep NV, ADR	374,270
12,185	JPMorgan Chase & Co.	572,208

	Total Diversified Financial Services	1,517,641

Insurance — 3.7%
7,000	AFLAC Inc.	320,320

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Insurance — 3.7% (continued)
23,450	American International Group Inc.	$1,553,797
10,095	AXA, ADR	372,606
92	Berkshire Hathaway Inc., Class B Shares *	292,008
7,900	Chubb Corp.	410,484
14,000	Marsh & McLennan Cos. Inc.	394,100
1,750	St. Paul Travelers Cos. Inc.	82,058

	Total Insurance	3,425,373

Thrifts & Mortgage Finance — 0.5%
6,500	Golden West Financial Corp.	502,125

	TOTAL FINANCIALS	14,954,510

HEALTH CARE — 15.3%
Biotechnology — 6.0%
730	Alkermes Inc. *	11,571
16,970	Amgen Inc. *	1,213,864
36,505	Biogen Idec Inc. *	1,631,043
8,050	Genentech Inc. *	665,735
13,815	Genzyme Corp. *	932,098
17,000	ImClone Systems Inc. *	481,440
55,130	Millennium Pharmaceuticals Inc. *	548,544

	Total Biotechnology	5,484,295

Health Care Equipment & Supplies — 0.4%
8,800	Smith & Nephew PLC, ADR	403,304

Health Care Providers & Services — 2.4%
34,940	UnitedHealth Group Inc.	1,719,048
6,300	WellPoint Inc. *	485,415

	Total Health Care Providers & Services	2,204,463

Pharmaceuticals — 6.5%
7,500	Abbott Laboratories	364,200
18,790	Forest Laboratories Inc. *	950,962
10,030	GlaxoSmithKline PLC, ADR	533,897
23,080	Johnson & Johnson	1,498,815
13,200	Novartis AG, ADR	771,408
5,110	Novo-Nordisk A/S, ADR	380,797
38,600	Pfizer Inc.	1,094,696
9,400	Sanofi-Aventis, ADR	418,018

	Total Pharmaceuticals	6,012,793

	TOTAL HEALTH CARE	14,104,855

INDUSTRIALS — 7.0%
Aerospace & Defense — 1.5%
5,270	Boeing Co.	415,539
8,770	L-3 Communications Holdings Inc.	686,954
6,250	Raytheon Co.	300,063

	Total Aerospace & Defense	1,402,556

Building Products — 0.3%
10,000	Masco Corp.	274,200

Commercial Services & Supplies — 0.4%
6,400	Avery Dennison Corp.	385,088

Industrial Conglomerates — 3.9%
30,775	General Electric Co.	1,086,357
7,620	Hutchison Whampoa Ltd., ADR	336,309
6,350	Textron Inc.	555,625
18,200	Tomkins PLC, ADR	325,234
47,285	Tyco International Ltd.	1,323,507

	Total Industrial Conglomerates	3,627,032

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

INDUSTRIALS — 7.0% (continued)
Machinery — 0.9%
17,540	Pall Corp.	$540,408
3,400	Parker Hannifin Corp.	264,282

	Total Machinery	804,690

	TOTAL INDUSTRIALS	6,493,566

INFORMATION TECHNOLOGY — 15.6%
Communications Equipment — 2.3%
47,070	Cisco Systems Inc. *	1,082,610
12,800	Comverse Technology Inc. *	274,432
37,315	Nokia Oyj, ADR	734,733

	Total Communications Equipment	2,091,775

Computers & Peripherals — 2.7%
28,580	Dell Inc. *	652,767
6,650	International Business Machines Corp.	544,901
9,700	SanDisk Corp. *	519,338
32,476	Seagate Technology *	749,871

	Total Computers & Peripherals	2,466,877

Electronic Equipment & Instruments — 0.6%
9,015	Mettler-Toledo International Inc. *	596,342

Internet Software & Services — 1.0%
36,500	Yahoo! Inc. *	922,720

Office Electronics — 0.6%
10,915	Canon Inc., ADR	570,745

Semiconductors & Semiconductor Equipment — 4.1%
13,000	Broadcom Corp., Class A Shares *	394,420
150	Cabot Microelectronics Corp. *	4,323
15,830	Cree Inc. *	318,341
51,870	Intel Corp.	1,066,966
41,340	Micron Technology Inc. *	719,316
39,970	Texas Instruments Inc.	1,329,003

	Total Semiconductors & Semiconductor Equipment	3,832,369

Software — 4.3%
12,660	Advent Software Inc. *	458,419
13,880	Autodesk Inc. *	482,746
9,400	Electronic Arts Inc. *	523,392
56,870	Microsoft Corp.	1,554,257
11,570	SAP AG, ADR	572,715
11,500	Trend Micro Inc., ADR	334,765

	Total Software	3,926,294

	TOTAL INFORMATION TECHNOLOGY	14,407,122

MATERIALS — 2.3%
Chemicals — 1.3%
6,200	Air Products & Chemicals Inc.	411,494
4,450	BASF AG, ADR	356,445
10,000	E.I. du Pont de Nemours & Co.	428,400

	Total Chemicals	1,196,339

Construction Materials — 0.6%
16,840	CRH PLC, ADR	583,338

Metals & Mining — 0.4%
1,770	Rio Tinto PLC, ADR	335,645

	TOTAL MATERIALS	2,115,322

TELECOMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 1.8%
17,608	AT&T Inc.	573,316

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Diversified Telecommunication Services — 1.8% (continued)
6,599	Embarq Corp.	$319,194
15,245	Nippon Telegraph & Telephone Corp., ADR	373,960
7,602	Telefonica SA, ADR	393,860

	Total Diversified Telecommunication Services	1,660,330

Wireless Telecommunication Services — 2.4%
8,550	ALLTEL Corp.	474,525
16,210	SK Telecom Co., Ltd., ADR	383,042
47,984	Sprint Nextel Corp.	822,926
24,590	Vodafone Group PLC, ADR	562,127

	Total Wireless Telecommunication Services	2,242,620

	TOTAL TELECOMMUNICATION SERVICES	3,902,950

UTILITIES — 1.8%
Electric Utilities — 0.6%
12,990	Endesa, SA, ADR	553,374

Gas Utilities — 0.4%
154,350	Hong Kong & China Gas, ADR	363,494

Multi-Utilities — 0.8%
13,800	Sempra Energy	693,450

	TOTAL UTILITIES	1,610,318

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $73,792,960)	86,036,302

Face
Amount

SHORT-TERM INVESTMENT — 6.6%
Repurchase Agreement — 6.6%
$6,128,000	State Street Bank & Trust Co. dated 9/29/06, 4.600% due 10/2/06;
	Proceeds at maturity - $6,130,349; (Fully collateralized by U.S.
	Treasury Bonds, 7.125% to 8.000% due 11/15/21 to 2/15/25; Market
	value - $6,262,094)
	(Cost — $6,128,000)	6,128,000

	TOTAL INVESTMENTS — 99.9% (Cost — $79,920,960#)	92,164,302
	Other Assets in Excess of Liabilities — 0.1%	79,024

	TOTAL NET ASSETS — 100.0%	$92,243,326

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

COMMON STOCKS — 66.6%
CONSUMER DISCRETIONARY — 11.1%
Internet & Catalog Retail — 1.3%
42,500	Amazon.com Inc. *	$1,365,100
30,595	Expedia Inc. *	479,730
31,595	IAC/InterActiveCorp. *	908,672

	Total Internet & Catalog Retail	2,753,502

Media — 7.7%
50,265	Cablevision Systems Corp., New York Group, Class A Shares	1,141,518
57,135	Comcast Corp., Special Class A Shares *	2,103,139
16,958	Discovery Holding Co., Class A Shares *	245,213
122,500	Interpublic Group of Cos. Inc. *	1,212,750
10,039	Liberty Global Inc., Series A Shares *	258,404
3,273	Liberty Global Inc., Series C Shares *	82,021
7,329	Liberty Media Holding Corp., Capital Group, Series A Shares *	612,485
66,646	Liberty Media Holding Corp., Interactive Group, Series A Shares *	1,358,245
85,270	News Corp., Class B Shares	1,759,973
105,360	Pearson PLC, ADR	1,500,326
176,695	Time Warner Inc.	3,221,150
87,180	Walt Disney Co.	2,694,734

	Total Media	16,189,958

Specialty Retail — 2.1%
24,500	Bed Bath & Beyond Inc. *	937,370
43,660	Charming Shoppes Inc. *	623,465
79,505	Home Depot Inc.	2,883,646

	Total Specialty Retail	4,444,481

	TOTAL CONSUMER DISCRETIONARY	23,387,941

CONSUMER STAPLES — 5.7%
Beverages — 1.7%
40,105	Coca-Cola Co.	1,791,891
6,000	Molson Coors Brewing Co., Class B Shares	413,400
21,135	PepsiCo Inc.	1,379,270

	Total Beverages	3,584,561

Food & Staples Retailing — 1.1%
32,070	Safeway Inc.	973,325
27,000	Wal-Mart Stores Inc.	1,331,640

	Total Food & Staples Retailing	2,304,965

Food Products — 1.7%
27,500	Kraft Foods Inc., Class A Shares	980,650
60,400	Unilever PLC, ADR	1,498,524
26,737	Wm. Wrigley Jr. Co.	1,231,506

	Total Food Products	3,710,680

Household Products — 1.2%
11,000	Kimberly-Clark Corp.	718,960
28,591	Procter & Gamble Co.	1,772,070

	Total Household Products	2,491,030

	TOTAL CONSUMER STAPLES	12,091,236

ENERGY — 4.8%
Energy Equipment & Services — 1.6%
9,200	Baker Hughes Inc.	627,440
17,760	GlobalSantaFe Corp.	887,823
14,875	Grant Prideco Inc. *	565,696
30,040	Weatherford International Ltd. *	1,253,269

	Total Energy Equipment & Services	3,334,228

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Oil, Gas & Consumable Fuels — 3.2%
48,440	Anadarko Petroleum Corp.	$2,123,125
4,800	Chevron Corp.	311,328
41,355	Exxon Mobil Corp.	2,774,920
12,920	Murphy Oil Corp.	614,346
38,550	Williams Cos. Inc.	920,189

	Total Oil, Gas & Consumable Fuels	6,743,908

	TOTAL ENERGY	10,078,136

FINANCIALS — 9.5%
Capital Markets — 3.3%
4,000	Franklin Resources Inc.	423,000
27,570	Lehman Brothers Holdings Inc.	2,036,320
43,460	Merrill Lynch & Co. Inc.	3,399,442
16,380	State Street Corp.	1,022,112

	Total Capital Markets	6,880,874

Consumer Finance — 0.7%
27,085	American Express Co.	1,518,927

Diversified Financial Services — 1.5%
28,532	Bank of America Corp.	1,528,459
35,554	JPMorgan Chase & Co.	1,669,616

	Total Diversified Financial Services	3,198,075

Insurance — 2.5%
39,050	American International Group Inc.	2,587,453
355	Berkshire Hathaway Inc., Class B Shares *	1,126,770
30,620	Chubb Corp.	1,591,015

	Total Insurance	5,305,238

Thrifts & Mortgage Finance — 1.5%
25,365	MGIC Investment Corp.	1,521,139
38,000	PMI Group Inc.	1,664,780

	Total Thrifts & Mortgage Finance	3,185,919

	TOTAL FINANCIALS	20,089,033

HEALTH CARE — 12.4%
Biotechnology — 4.7%
1,690	Alkermes Inc. *	26,787
32,800	Amgen Inc. *	2,346,184
66,455	Biogen Idec Inc. *	2,969,209
15,850	Genentech Inc. *	1,310,795
22,425	Genzyme Corp. *	1,513,015
33,500	ImClone Systems Inc. *	948,720
91,650	Millennium Pharmaceuticals Inc. *	911,917

	Total Biotechnology	10,026,627

Health Care Providers & Services — 1.0%
42,780	UnitedHealth Group Inc.	2,104,776

Pharmaceuticals — 6.7%
30,410	Abbott Laboratories	1,476,710
14,000	Eli Lilly & Co.	798,000
33,560	Forest Laboratories Inc. *	1,698,472
21,350	GlaxoSmithKline PLC, ADR	1,136,460
51,875	Johnson & Johnson	3,368,762
13,500	Novartis AG, ADR	788,940
115,073	Pfizer Inc.	3,263,470
29,795	Wyeth	1,514,778

	Total Pharmaceuticals	14,045,592

	TOTAL HEALTH CARE	26,176,995

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

COMMON STOCKS — 66.6% (continued)
INDUSTRIALS — 5.9%
Aerospace & Defense — 2.3%
9,020	Boeing Co.	$711,227
39,000	Honeywell International Inc.	1,595,100
14,560	L-3 Communications Holdings Inc.	1,140,485
27,815	Raytheon Co.	1,335,398

	Total Aerospace & Defense	4,782,210

Electrical Equipment — 0.8%
20,505	Emerson Electric Co.	1,719,549

Industrial Conglomerates — 1.9%
51,510	General Electric Co.	1,818,303
76,950	Tyco International Ltd.	2,153,831

	Total Industrial Conglomerates	3,972,134

Machinery — 0.9%
16,830	Caterpillar Inc.	1,107,414
30,190	Pall Corp.	930,154

	Total Machinery	2,037,568

	TOTAL INDUSTRIALS	12,511,461

INFORMATION TECHNOLOGY — 13.7%
Communications Equipment — 2.7%
154,010	Cisco Systems Inc. *	3,542,230
50,115	Motorola Inc.	1,252,875
46,740	Nokia Oyj, ADR	920,311

	Total Communications Equipment	5,715,416

Computers & Peripherals — 2.0%
52,080	Dell Inc. *	1,189,507
10,360	International Business Machines Corp.	848,898
7,500	Lexmark International Inc., Class A Shares *	432,450
15,060	SanDisk Corp. *	806,312
40,551	Seagate Technology *	936,323

	Total Computers & Peripherals	4,213,490

Electronic Equipment & Instruments — 0.5%
28,775	Agilent Technologies Inc. *	940,655

Internet Software & Services — 1.1%
17,500	eBay Inc. *	496,300
18,500	VeriSign Inc. *	373,700
57,500	Yahoo! Inc. *	1,453,600

	Total Internet Software & Services	2,323,600

Semiconductors & Semiconductor Equipment — 4.3%
47,500	Applied Materials Inc.	842,175
20,000	Broadcom Corp., Class A Shares *	606,800
505	Cabot Microelectronics Corp. *	14,554
25,215	Cree Inc. *	507,074
91,290	Intel Corp.	1,877,835
70,640	Micron Technology Inc. *	1,229,136
23,000	Novellus Systems Inc. *	636,180
127,947	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,228,291
66,610	Texas Instruments Inc.	2,214,783

	Total Semiconductors & Semiconductor Equipment	9,156,828

Software — 3.1%
22,890	Advent Software Inc. *	828,847
25,740	Autodesk Inc. *	895,237
26,000	Electronic Arts Inc. *	1,447,680

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Software — 3.1% (continued)
122,240	Microsoft Corp.	$3,340,819

	Total Software	6,512,583

	TOTAL INFORMATION TECHNOLOGY	28,862,572

MATERIALS — 2.2%
Chemicals — 0.8%
14,500	Dow Chemical Co.	565,210
27,500	E.I. du Pont de Nemours & Co.	1,178,100

	Total Chemicals	1,743,310

Metals & Mining — 0.7%
47,535	Alcoa Inc.	1,332,882

Paper & Forest Products — 0.7%
23,740	Weyerhaeuser Co.	1,460,722

	TOTAL MATERIALS	4,536,914

TELECOMMUNICATION SERVICES — 1.3%
Diversified Telecommunication Services — 0.6%
35,570	Verizon Communications Inc.	1,320,714

Wireless Telecommunication Services — 0.7%
58,936	Vodafone Group PLC, ADR	1,347,277

	TOTAL TELECOMMUNICATION SERVICES	2,667,991

	TOTAL COMMON STOCKS	140,402,279

	(Cost — $119,452,246)

Face
Amount

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.0%
U.S. Government Agencies — 10.9%
$5,625,000	Federal Home Loan Bank (FHLB), Global Bonds, 4.625% due 7/18/07	5,600,290
5,750,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 3.625% due 9/15/08	5,609,050
11,750,000	Federal National Mortgage Association (FNMA), 5.750% due 2/15/08	11,863,117

	Total U.S. Government Agencies	23,072,457

U.S. Government Obligations — 17.1%
	U.S. Treasury Notes:
12,175,000	4.000% due 4/15/10	11,944,345
5,885,000	5.000% due 2/15/11	5,990,977
4,475,000	4.875% due 2/15/12	4,538,804
4,575,000	4.375% due 8/15/12	4,528,715
9,300,000	4.250% due 8/15/14	9,077,311

	Total U.S. Government Obligations	36,080,152

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $59,156,911)	59,152,609

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $178,609,157)	199,554,888

SHORT-TERM INVESTMENT — 5.3%
Repurchase Agreement — 5.3%
11,258,000	State Street Bank & Trust Co. dated 9/29/06, 4.600% due 10/2/06; Proceeds at maturity -
	$11,262,316; (Fully collateralized by U.S. Treasury Bills, 7.625% due 2/15/25; Market
	value - $11,491,800) (Cost — $11,258,000)	11,258,000

	TOTAL INVESTMENTS — 99.9% (Cost — $189,867,157#)	210,812,888
	Other Assets in Excess of Liabilities — 0.1%	112,266

	TOTAL NET ASSETS — 100.0%	$210,925,154

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value (“All Cap Growth and Value”), Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value (“Large Cap Growth and Value”), Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value (“Global All Cap Growth and Value”) and Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (formerly known as Multiple Discipline Portfolio-All Cap Growth and Value, Multiple Discipline Portfolio-Large Cap Growth and Value, Multiple Discipline Portfolio-Global All Cap Growth and Value and Multiple Discipline Portfolio-Balanced All Cap Growth and Value ), respectively, (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios IV (formerly known as Smith Barney Multiple Discipline Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies and qualified pension and retirement plans.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

All Cap Growth and Value	$42,857,280	$(5,548,038)	$37,309,242
Large Cap Growth and Value	4,483,479	(769,126)	3,714,353
Global All Cap Growth and Value	13,749,738	(1,506,396)	12,243,342
Balanced All Cap Growth and Value	23,706,407	(2,760,676)	20,945,731

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios IV

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ Robert J. Brault

Robert J. Brault
Chief Financial Officer

Date:	November 28, 2006